FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	$ 333,381
Balance at the end of period	426,635	$ 333,381
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	13,015
Balance at the end of period	23,638	13,015
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	1,700	2,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	(400)	(800)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	(400)
Purchases	0	0
Sales	(0)	(0)
Issuances	2,000	1,100
Settlements	(2,000)	(900)
Transfers into Level 3	400	300
Transfers out of Level 3	(700)	(200)
Foreign currency translation	0	(100)
Balance at the end of period	5,600	1,700
Level 3 | Derivative financial instruments | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired	4,500
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	100	300
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	(300)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	100	100
Settlements	(100)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(200)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	100
Level 3 | Derivative financial instruments | Interest rate contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired	200
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	1,200	1,500
Total gains / losses included in comprehensive income - Net gains / losses included in income	200	(400)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	600	(300)
Purchases	0	0
Sales	(0)	(0)
Issuances	1,200	800
Settlements	(900)	(700)
Transfers into Level 3	200	100
Transfers out of Level 3	(300)	(200)
Foreign currency translation	0	0
Balance at the end of period	3,300	1,200
Level 3 | Derivative financial instruments | Equity / index contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired	1,700
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	300	300
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	100	100
Settlements	(100)	(100)
Transfers into Level 3	100	100
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	600	300
Level 3 | Derivative financial instruments | Credit derivative contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired	300
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0
Total gains / losses included in comprehensive income - Net gains / losses included in income	(600)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(500)
Purchases	0
Sales	(0)
Issuances	100
Settlements	(500)
Transfers into Level 3	0
Transfers out of Level 3	(0)
Foreign currency translation	0
Balance at the end of period	1,000	0
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired	2,000
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	10,500	14,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	1,000	(2,200)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	800	(1,800)
Purchases	0	0
Sales	(0)	(0)
Issuances	3,700	4,700
Settlements	(5,100)	(3,100)
Transfers into Level 3	1,000	700
Transfers out of Level 3	(4,500)	(3,400)
Foreign currency translation	0	(300)
Balance at the end of period	15,300	10,500
Level 3 | Debt issued designated at fair value | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired	8,500
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	700	800
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	200	0
Settlements	(200)	(100)
Transfers into Level 3	0	0
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	2,600	$ 700
Level 3 | Other financial liabilities designated at fair value | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired	$ 2,100